TFA - Principal amounts outstanding / total assets - continuing involvement (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 28,779		SFr 40,625
Total assets of SPE	40,234		56,118
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	38,319		54,164
Total assets of SPE	39,680		55,833
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	19,777		21,653
Impact of ASU 2015-2 implementation included in the principal amount outstanding from transfers of assets prior to January 1, 2016		SFr 3,208
Total assets of SPE	36,049		22,787
Impact of ASU 2015-2 implementation included in total assets of SPE from transfers of assets prior to January 1, 2016		16,625
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	28,779		40,625
Total assets of SPE	40,234		56,118
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	38,319		54,164
Total assets of SPE	39,680		55,833
Bank | Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	19,777		21,653
Impact of ASU 2015-2 implementation included in the principal amount outstanding from transfers of assets prior to January 1, 2016		3,208
Total assets of SPE	SFr 36,049		SFr 22,787
Impact of ASU 2015-2 implementation included in total assets of SPE from transfers of assets prior to January 1, 2016		SFr 16,625